United States Security and Exchange Commission


FORM 13F COVER PAGE

"Report for the Calendar Year to Quarter Ended: December 31, 2001" Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			"Spero-Smith Investment Advisers, Inc."
Address:		3601 Green Road
			Suite 102
			"Cleveland, OH  44122"

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit is, that all " "information contained herein is true, correct and complete, " "and that it is understood that all required items, " "statements, schedules, lists, and tables, are " considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Denise Farkas
Title: 	Senior Vice-President
Phone:	216-464-6266
"Signature, Place and Date of Signing:"

Denise Farkas	"Cleveland, Ohio"		30-Jan-02

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	24

Form 13F Information Table Value Total:	"$63,613,455 "

                                                    Value
Cusip       Name of Issuer                          (x$1000)      Shares


" 460146103  Intel Corporation                           3,933      125053"
" 369604103  General Electric Co.                        3,741       93333"
" 594918104  Microsoft Corp.                             3,053       46088"
" 172967101  Citigroup, Inc.                             3,049       60396"
" 743315103  Progressive Ins.                            3,018       20217"
" 30231g102  ExxonMobil                                  2,911       74078"
" 026874107  American International Group                2,874       36197"
" 160903100  Charter One Financial                       2,856      105207"
" 235851102  Danaher Corp Del                            2,844       47155"
" 478160104  Johnson & Johnson                           2,785       47123"
" 585055106  Medtronic Inc.                              2,740       53512"
" 013817101  Alcoa, Inc.                                 2,619       73679"
" 55262l100  MBNA Corporation                            2,543       72241"
" 717081103  Pfizer, Inc.                                2,466       61891"
" 025537101  American Electric Power Co. Inc.            2,430       55822"
" 031162100  Amgen                                       2,342       41489"
" 494368103  Kimberly-Clark Corp                         2,306       38555"
" 038222105  Applied Materials                           2,288       57050"
" 866810104  Sun Microsystems Inc.                       2,269      184472"
" 316773100  Fifth Third Bancorp                         2,221       36215"
" 14149y1083 Cardinal Health, Inc.                       2,161       33423"
" 872649108  TRW Inc.                                    2,110       56965"
" 786514208  Safeway, Inc.                               2,027       48555"
" 337932107  FirstEnergy Corporation                     2,026       57933"

</DOCUMEMT>